Operating Leases - Additional Information (Details) $ in Thousands							3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 16, 2021 OfficeSuite	Dec. 16, 2021 ft²	Nov. 17, 2021 USD ($)	Nov. 10, 2021	May 10, 2021 USD ($)	Jan. 27, 2021 OfficeSuite	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2023 USD ($)	Aug. 01, 2023 USD ($)
Lessee Lease Description [Line Items]
Term of contract											1 year
Lessee, operating lease, option to extend											The original term of the lease was from May 11, 2020 to June 30, 2021 with an option to renew. In March 2021, the Company entered into an amendment to the lease agreement and extended the term of the lease to September 30, 2021.
Operating lease right-of-use assets							$ 13,195		$ 13,195		$ 5,580	$ 11,574
Operating lease liability							53,111		53,111		5,794
Current portions of operating lease liability							3,439		3,439		4,045	5,482
Non-current portions of operating lease liability							$ 49,672		$ 49,672		$ 1,749	5,794
Remaining lease term on operating leases							110 months		110 months		19 months
Weighted average incremental borrowing rate on operating lease							10.90%		10.90%		8.50%
Lease expense							$ 2,400	$ 1,700	$ 6,400	$ 5,000	$ 6,700	1,900
Variable lease payments							800	$ 300	1,800	$ 1,000	1,300	200
Explora BioLabs, Inc
Lessee Lease Description [Line Items]
Operating lease right-of-use assets											1,400
Operating lease liability							0		$ 0		$ 1,200
Lease Agreement
Lessee Lease Description [Line Items]
Lessee, operating lease, option to extend									The term of the lease is 44 months for the first office suite and 43 months for the second office suite with an option to extend the term for an additional two years on the same terms and conditions.		the first office suite and 43 months for the second office suite with an option to extend the term for an additional two years on the same terms and conditions.
Number of office suites | OfficeSuite						2
Operating lease right-of-use assets							13,200		$ 13,200		$ 4,200
Operating lease liability							53,100		$ 53,100		4,500
First Office Suite
Lessee Lease Description [Line Items]
Operating lease commencement date				Nov. 10, 2021		Jul. 31, 2021
Sublease expire date				Dec. 06, 2023
Second Office Suite
Lessee Lease Description [Line Items]
Operating lease commencement date						Aug. 31, 2021
Embedded Lease Agreement | Laboratory For Cell And Gene Medicine
Lessee Lease Description [Line Items]
Finance lease maturity date					Apr. 30, 2023
Fixed lease payments					$ 5,600
License Service Agreement and Master Services Agreement | Explora BioLabs, Inc
Lessee Lease Description [Line Items]
Finance lease maturity date			Nov. 30, 2023
Fixed lease payments			$ 700
Bayside Lease [Member]
Lessee Lease Description [Line Items]
Term of contract	120 months	120 months											20 months	20 months
Lessee, operating lease, option to extend									The term of the lease is 120 months with the option to extend the term up to an additional ten years.
Operating lease liability							32,000		$ 32,000		0	$ 0
Office And Laboratory Space	85,165	85,165
Leasehold improvements							27,200		27,200
Leasehold tenant improvement allowance									14,900		$ 14,900
Leasehold improvements liability utilized and recorded							14,900		$ 14,900
Sublease payments													$ 500	$ 500
Sublease Income							$ 100